Fair Value Measurements - Quantitative Information (Q3) (Details) $ in Thousands	Sep. 30, 2021 USD ($) $ / shares	Jun. 16, 2021 $ / shares	Dec. 31, 2020 USD ($)	Jun. 16, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 110,350		$ 0
Level 3 | Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 56,400			$ 93,200
Level 3 | Private Placement Warrant | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	11.50	11.50
Level 3 | Private Placement Warrant | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	14.50	20.55
Level 3 | Private Placement Warrant | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.600	0.600
Level 3 | Private Placement Warrant | Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	4 years 8 months 15 days	5 years
Level 3 | Private Placement Warrant | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0092	0.0089